Filed electronically with the Securities and Exchange Commission on May 18, 2016

1933 Act File No. 002-72658

1940 Act File No. 811-03196

SECURITIES AND EXCHANGE COMMISION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 65	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 66	|X|

CASH RESERVE FUND, INC. (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, Massachusetts 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

_____________________________

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__ |	On _________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _________pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

Deutsche Government Series (formerly Prime Series):

  Cash Reserve Government Institutional Shares (formerly Cash Reserve Prime Institutional Shares)
  Cash Reserve Government Shares (formerly Cash Reserve Prime Shares)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of May 2016.

CASH RESERVE FUND, INC.

By: /s/Brian E. Binder

Brian E. Binder*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 9, 2016

/s/ Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 9, 2016

/s/John W. Ballantine
John W. Ballantine*	Director	May 9, 2016

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	May 9, 2016

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	May 9, 2016

/s/Keith R. Fox
Keith R. Fox*	Director	May 9, 2016

/s/Paul K. Freeman
Paul K. Freeman*	Director	May 9, 2016

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	May 9, 2016

/s/Richard J. Herring
Richard J. Herring*	Director	May 9, 2016

/s/William McClayton
William McClayton*	Vice Chairperson and Director	May 9, 2016

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	May 9, 2016

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	May 9, 2016

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	May 9, 2016

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement filed on April 29, 2015.

SIGNATURES

GOVERNMENT CASH MANAGEMENT PORTFOLIO has duly caused this amendment to the Registration Statement on Form N-1A of Cash Reserve Fund, Inc. on behalf of Deutsche Government Series to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of May 2016.

GOVERNMENT CASH MANAGEMENT PORTFOLIO

By: /s/Brian E. Binder

        Brian E. Binder*

       President

*By:

/s/ Caroline Pearson

 Caroline Pearson**

 Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney filed in Amendment No. 33 to the Registration Statement for Cash Management Portfolio on May 1, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase